Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended				7 Months Ended
	Jun. 12, 2020	Jul. 09, 2020	Jun. 30, 2020	Jun. 22, 2020	Jun. 30, 2019	Jul. 21, 2020
Disclosure of transactions between related parties [Line Items]
Shares issued during period		13,008		34,285,714		83,333,333
Par value per share				$ 0.35
Proceeds from issuing shares			$ 24,207		$ 0
Class B Preferred Shares
Disclosure of transactions between related parties [Line Items]
Number of shares outstanding			5,000		0
Voting rights			Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.0% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders.
Class B Preferred Shares | Goldenmare Limited
Disclosure of transactions between related parties [Line Items]
Shares issued during period	5,000
Par value per share	$ 0.001
Proceeds from issuing shares	$ 150,000